Bitwise Crypto Industry Innovators ETF

Schedule of Investments

December 31, 2024 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK – 99.8%

Consumer Discretionary – 1.7%
MercadoLibre*	1,830	$3,111,805

Financials – 32.5%
Bank of New York Mellon	44,269	3,401,187
BlackRock Funding	3,418	3,503,826
CME Group, Cl A	14,889	3,457,673
Coinbase Global, Cl A*	69,148	17,169,449
DBS Group Holdings	109,445	3,507,503
Galaxy Digital Holdings(A)*	505,596	8,785,179
Interactive Brokers Group, Cl A	19,063	3,367,860
Mastercard, Cl A	6,743	3,550,662
NU Holdings, Cl A*	296,268	3,069,336
OSL Group*	2,409,500	2,481,478
PayPal Holdings*	39,654	3,384,469
Visa, Cl A	11,460	3,621,818
		59,300,440

Information Technology – 65.6%
Applied Digital(A)*	1,002,090	7,655,967
Bit Digital(A)*	935,629	2,741,393
Bitdeer Technologies Group, Cl A*	218,555	4,736,087
Bitfarms(A)*	2,273,878	3,367,654
BitFuFu, Cl A(A)*	504,524	2,497,394
Canaan ADR*	1,369,340	2,807,147
Cipher Mining*	1,471,822	6,829,254
Cleanspark(A)*	714,249	6,578,233
Core Scientific*	629,329	8,842,073
Hive Digital Technologies*	806,886	2,305,869
Hut 8(A)*	234,756	4,805,463
Iris Energy*	694,757	6,822,514
MARA Holdings(A)*	899,004	15,076,297
MicroStrategy, Cl A(A)*	60,152	17,421,222
Northern Data*	240,141	11,090,470
Riot Platforms(A)*	825,661	8,429,999
Terawulf(A)*	1,316,786	7,453,009
		119,460,045
Total Common Stock (Cost $121,169,927)		181,872,290

SHORT-TERM INVESTMENT – 32.0%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(B)(C)	58,276,104	58,276,104

Total Short-Term Investment (Cost $58,276,104)		58,276,104

Total Investments - 131.8% (Cost $179,446,031)		$240,148,394

Percentages are based on net assets of $182,221,985.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at December 31, 2024. The total value of securities on loan at December 31, 2024 was $54,241,895.
(B)	The rate shown is the 7-day effective yield as of December 31, 2024.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2024 was $58,276,104.

ADR – American Depositary Receipt

Cl – Class

BIT-QH-001-0800

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